Income Taxes (Details) - Schedule of income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Taxes Abstract
Current	$ 129
Deferred
Income tax expense	129
Domestic (Israel)
Foreign	129
Income tax expense	$ 129